UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                    ------------

                           The Gabelli Utilities Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              ---------------
                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI UTILITIES FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Utilities Fund (the "Fund") rose 4.62% during the first quarter of 2007 while the Standard & Poor's ("S&P") 500 Utility Index gained 9.29% and the Lipper Utility Fund Average was up 7.74%.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

               AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
               -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                          Quarter      1 Year       3 Year      5 Year     (8/31/99)
                                                          -------      ------       ------      ------     ---------
 GABELLI UTILITIES FUND CLASS AAA...................      4.62%        23.52%       15.70%      11.06%      10.54%
 S&P 500 Utility Index..............................      9.29         33.77        22.23       10.42        7.04
 Lipper Utility Fund Average........................      7.74         31.44        22.48       13.29        8.03
 Class A............................................      4.72         23.56        15.68       11.13       10.58
                                                         (1.30)(b)     16.45(b)     13.42(b)     9.82(b)     9.72(b)
 Class B............................................      4.58         22.60        14.84       10.34       10.06
                                                         (0.42)(c)     17.60(c)     14.07(c)    10.07(c)    10.06(c)
 Class C............................................      4.56         22.64        14.87       10.41       10.11
                                                          3.56(d)      21.64(d)     14.87       10.41       10.11

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             COMMON STOCKS -- 90.5%
             AUTOMOTIVE -- 0.8%
    200,000  ADESA Inc.........................  $  5,526,000
                                                 ------------
             AVIATION: PARTS AND SERVICES -- 1.7%
  1,000,000  Rolls-Royce Group plc+............     9,726,074
 53,280,000  Rolls-Royce Group plc, Cl. B......       107,468
     11,000  Sequa Corp., Cl. A+...............     1,317,470
                                                 ------------
                                                   11,151,012
                                                 ------------
             BROADCASTING -- 0.0%
      1,000  Liberty Media Corp. - Capital,
               Cl. A+ .........................       110,590
      2,000  Tokyo Broadcasting System Inc.....        73,999
                                                 ------------
                                                      184,589
                                                 ------------
             CABLE AND SATELLITE -- 3.2%
    280,000  Cablevision Systems Corp., Cl. A+.     8,520,400
    100,000  Clear Channel Communications Inc..     3,504,000
     10,000  Cogeco Cable Inc..................       358,164
     40,000  Cogeco Inc........................     1,307,925
     10,000  Comcast Corp., Cl. A+.............       259,500
     55,000  EchoStar Communications Corp.,
               Cl. A+ .........................     2,388,650
     84,000  Liberty Global Inc., Cl. A+.......     2,766,120
      6,000  Mediacom Communications Corp.,
               Cl. A+ .........................        48,840
     50,000  Rogers Communications Inc., Cl. B.     1,638,000
      6,000  Shaw Communications Inc., Cl. B...       221,520
     20,000  The DIRECTV Group Inc.+...........       461,400
      1,000  Time Warner Cable Inc., Cl. A+....        37,470
                                                 ------------
                                                   21,511,989
                                                 ------------
             COMMUNICATIONS EQUIPMENT -- 1.1%
    332,900  Agere Systems Inc.+...............     7,530,198
                                                 ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.2%
    160,000  Hyperion Solutions Corp.+.........     8,292,800
                                                 ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
    130,000  General Electric Co...............     4,596,800
     10,000  Mueller Water Products Inc., Cl. A       138,100
                                                 ------------
                                                    4,734,900
                                                 ------------
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
      1,000  Ormat Technologies Inc............        41,960
                                                 ------------
             ENERGY AND UTILITIES: CONTRACTORS AND SUPPLIERS -- 0.0%
      1,000  Pike Electric Corp.+..............        18,080
                                                 ------------
             ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 36.2%
    232,000  Allegheny Energy Inc.+............    11,400,480
     30,000  ALLETE Inc........................     1,398,600
     68,000  Alliant Energy Corp...............     3,047,760
     50,000  Ameren Corp.......................     2,515,000
    155,000  American Electric Power Co. Inc...     7,556,250
  3,100,000  Aquila Inc.+......................    12,958,000
      1,000  Avista Corp.......................        24,230

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

     42,000  Black Hills Corp..................  $  1,544,340
     17,000  Central Vermont Public
               Service Corp. ..................       489,940
     35,000  Cleco Corp........................       904,050
     75,000  CMS Energy Corp...................     1,335,000
     55,000  Constellation Energy Group Inc....     4,782,250
    402,000  DPL Inc...........................    12,498,180
      6,000  DTE Energy Co.....................       287,400
    350,000  Duke Energy Corp..................     7,101,500
     52,000  Edison International..............     2,554,760
    132,000  El Paso Electric Co.+.............     3,478,200
      4,000  Entergy Corp......................       419,680
    130,000  Exelon Corp.......................     8,932,300
     50,000  FirstEnergy Corp..................     3,312,000
     64,000  Florida Public Utilities Co.......       793,600
    215,000  FPL Group Inc.....................    13,151,550
    200,000  Great Plains Energy Inc...........     6,490,000
     64,000  Green Mountain Power Corp.........     2,231,680
    100,000  Hawaiian Electric Industries Inc..     2,599,000
    257,000  Integrys Energy Group Inc.........    14,266,070
     28,800  Maine & Maritimes Corp.+..........       547,200
    204,300  MGE Energy Inc....................     7,244,478
     75,000  NiSource Inc......................     1,833,000
    120,000  NorthWestern Corp.................     4,251,600
     55,000  NRG Energy Inc.+..................     3,962,200
    188,000  OGE Energy Corp...................     7,294,400
    100,000  Otter Tail Corp...................     3,424,000
     28,000  PG&E Corp.........................     1,351,560
    110,000  Pinnacle West Capital Corp........     5,307,500
     46,000  PPL Corp..........................     1,881,400
    170,000  Progress Energy Inc...............     8,574,800
     58,000  Public Service Enterprise
               Group Inc. .....................     4,816,320
     70,000  Puget Energy Inc..................     1,797,600
    150,000  SCANA Corp........................     6,475,500
    115,000  TECO Energy Inc...................     1,979,150
    100,000  The Empire District Electric Co...     2,480,000
    150,000  The Southern Co...................     5,497,500
    130,000  TXU Corp..........................     8,333,000
     70,000  Unisource Energy Corp.............     2,628,500
     60,000  Unitil Corp.......................     1,630,200
    260,000  Vectren Corp......................     7,436,000
    480,000  Westar Energy Inc.................    13,209,600
    140,000  Wisconsin Energy Corp.............     6,792,800
    200,000  Xcel Energy Inc...................     4,938,000
                                                 ------------
                                                  239,758,128
                                                 ------------
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.8%
     69,300  CH Energy Group Inc...............     3,374,217
    160,000  Consolidated Edison Inc...........     8,169,600
    537,900  Duquesne Light Holdings Inc.......    10,645,041
    191,000  Energy East Corp..................     4,652,760
    165,000  Northeast Utilities...............     5,407,050
    270,000  NSTAR.............................     9,482,400

      See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION (CONTINUED)
    110,000  Pepco Holdings Inc................  $  3,192,200
     16,666  UIL Holdings Corp.................       578,310
                                                 ------------
                                                   45,501,578
                                                 ------------
             ENERGY AND UTILITIES: GLOBAL UTILITIES -- 5.4%
      4,000  Areva SA..........................     3,892,919
     24,000  Chubu Electric Power Co. Inc......       824,847
    192,000  Electric Power Development
               Co. Ltd.........................     9,661,915
        300  Electricite de France.............        25,151
     55,000  Endesa SA.........................     2,974,125
    130,000  Enel SpA..........................     1,391,015
      4,000  Energias de Portugal SA, ADR......       214,680
    100,000  Hera SpA..........................       420,791
     12,000  Hokkaido Electric Power Co. Inc...       318,737
     24,000  Hokuriku Electric Power Co........       530,550
      1,000  Huaneng Power International
               Inc., ADR ......................        34,750
      2,000  Iberdrola SA......................        94,551
    100,000  Korea Electric Power Corp., ADR...     2,000,000
     35,000  Kyushu Electric Power Co. Inc.....       994,993
      8,775  National Grid plc, ADR............       691,558
      2,000  Niko Resources Ltd................       145,414
     71,428  Scottish Power plc................     1,124,474
     31,746  Scottish Power plc, ADR...........     1,993,331
     30,000  Scottish Power plc, Cl. B+........       210,461
     24,000  Shikoku Electric Power Co. Inc....       573,320
      2,000  Snam Rete Gas SpA.................        12,697
     24,000  The Chugoku Electric Power
               Co. Inc. .......................       536,660
    100,000  The Kansai Electric Power Co. Inc.     2,876,782
     32,000  The Tokyo Electric Power Co. Inc..     1,094,365
    140,000  Tohoku Electric Power Co. Inc.....     3,552,274
                                                 ------------
                                                   36,190,360
                                                 ------------
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.5%
     40,000  Mirant Corp.+.....................     1,618,400
     55,000  Mirant Corp. Escrow+ (a)..........             0
     90,000  The AES Corp.+....................     1,936,800
                                                 ------------
                                                    3,555,200
                                                 ------------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 8.5%
    400,000  El Paso Corp......................     5,788,000
     20,000  Energen Corp......................     1,017,800
     72,000  EnergySouth Inc...................     3,018,960
    150,000  Kinder Morgan Inc.................    15,967,500
    235,000  National Fuel Gas Co..............    10,166,100
    178,000  ONEOK Inc.........................     8,010,000
    240,000  Southern Union Co.................     7,293,600
    188,350  Spectra Energy Corp...............     4,947,954
                                                 ------------
                                                   56,209,914
                                                 ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 6.5%
    110,000  Atmos Energy Corp.................  $  3,440,800
    100,000  Cascade Natural Gas Corp..........     2,635,000
     50,000  Chesapeake Utilities Corp.........     1,547,000
     56,700  Corning Natural Gas Corp.+........       864,675
    350,000  KeySpan Corp......................    14,402,500
     27,000  Nicor Inc.........................     1,307,340
     60,000  Piedmont Natural Gas Co. Inc......     1,582,800
    640,000  SEMCO Energy Inc.+................     4,876,800
     65,000  South Jersey Industries Inc.......     2,473,250
    170,000  Southwest Gas Corp................     6,607,900
    100,000  The Laclede Group Inc.............     3,108,000
                                                 ------------
                                                   42,846,065
                                                 ------------
             ENERGY AND UTILITIES: OIL -- 2.1%
      3,000  Cameron International Corp.+......       188,370
    150,000  Halliburton Co....................     4,761,000
     65,000  Hydril Co.+.......................     6,255,600
     60,000  Weatherford International Ltd.+...     2,706,000
                                                 ------------
                                                   13,910,970
                                                 ------------
             ENERGY AND UTILITIES: SERVICES -- 0.6%
    240,000  ABB Ltd., ADR.....................     4,123,200
                                                 ------------
             ENERGY AND UTILITIES: WATER -- 0.4%
      3,000  American States Water Co..........       110,610
     16,000  Aqua America Inc..................       359,200
      2,000  California Water Service Group....        76,640
      2,000  Consolidated Water Co. Ltd........        47,420
     10,000  Middlesex Water Co................       183,900
     20,000  Pennichuck Corp...................       460,400
     34,000  SJW Corp..........................     1,376,320
     61,600  Suez SA, Strips+..................           823
     10,000  United Utilities plc, ADR.........       297,000
      1,650  York Water Co.....................        27,885
                                                 ------------
                                                    2,940,198
                                                 ------------
             ENTERTAINMENT -- 1.1%
    190,000  Time Warner Inc...................     3,746,800
     90,000  Vivendi...........................     3,657,276
                                                 ------------
                                                    7,404,076
                                                 ------------
             ENVIRONMENTAL SERVICES -- 0.0%
      2,000  Veolia Environnement..............       148,706
                                                 ------------
             EXCHANGE TRADED FUNDS -- 1.7%
     80,500  Utilities HOLDRS Trust............    11,327,960
                                                 ------------
             HEALTH CARE -- 0.0%
     12,000  Tsumura & Co......................       282,587
                                                 ------------
             METALS AND MINING -- 0.6%
     16,000  Alliance Holdings GP LP...........       375,840
     12,000  Alliance Resource Partners LP.....       455,040
     10,000  Compania de Minas Buenaventura
               SA, ADR ........................       299,500
     50,000  James River Coal Co.+.............       373,500
     42,000  Peabody Energy Corp...............     1,690,080

      See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             COMMON STOCKS (CONTINUED)
             METALS AND MINING (CONTINUED)
     10,000  SXR Uranium One Inc.+.............  $    137,895
     50,000  Uranium Resources Inc.+...........       407,500
     20,000  UrAsia Energy Ltd.+...............       121,785
                                                 ------------
                                                    3,861,140
                                                 ------------
             PUBLISHING -- 0.0%
      7,000  Idearc Inc........................       245,700
                                                 ------------
             REAL ESTATE -- 0.7%
    150,000  Realogy Corp.+....................     4,441,500
                                                 ------------
             TELECOMMUNICATIONS -- 5.9%
    190,000  AT&T Inc..........................     7,491,700
    246,600  Cincinnati Bell Inc.+.............     1,159,020
        200  Hutchison Telecommunications
              International Ltd.+..............           405
        600  Mobistar SA.......................        50,735
      1,000  Nippon Telegraph & Telephone Corp.     5,286,830
    225,000  Nortel Networks Corp., New York+..     5,411,250
     46,000  Philippine Long Distance
               Telephone Co., ADR .............     2,428,800
    300,000  Portugal Telecom SGPS SA..........     4,019,557
     50,000  Portugal Telecom SGPS SA, ADR.....       672,000
        200  PT Indosat Tbk....................           137
    260,000  Sprint Nextel Corp................     4,929,600
        600  Tele2 AB, Cl. B...................         9,839
     35,000  Telecom Italia SpA, ADR...........     1,003,100
      1,066  Telefonica SA, ADR................        70,782
     16,000  Telephone & Data Systems Inc......       953,920
    130,000  Verizon Communications Inc........     4,929,600
                                                 ------------
                                                   38,417,275
                                                 ------------
             TRANSPORTATION -- 0.9%
    125,000  GATX Corp.........................     5,975,000
                                                 ------------
             WIRELESS COMMUNICATIONS -- 3.9%
     65,000  Alltel Corp.......................     4,030,000
      8,000  America Movil SAB de CV,
               Cl. L, ADR .....................       382,320
     17,000  China Mobile Ltd., ADR............       762,450
     17,000  China Unicom Ltd., ADR............       240,550
     12,000  Clearwire Corp., Cl. A+...........       245,640
      2,000 Cosmote Mobile Telecommunications SA 59,899 12,000 Millicom International
               Cellular SA+ ...................       940,320
      2,600  Mobile TeleSystems OJSC, ADR......       145,496
        190  MobileOne Ltd.....................           274
      2,400  NTT DoCoMo Inc....................     4,439,919
    165,000  Price Communications Corp.........     3,300,000
     28,000  SK Telecom Co. Ltd., ADR..........       655,760
        200  SmarTone Telecommunications
               Holdings Ltd. ..................           231
     75,000  United States Cellular Corp.+.....     5,508,750
     20,000  Vimpel-Communications, ADR+.......     1,896,800
    130,000  Vodafone Group plc, ADR...........     3,491,800
                                                 ------------
                                                   26,100,209
                                                 ------------
             TOTAL COMMON STOCKS...............   602,231,294
                                                 ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             CONVERTIBLE PREFERRED STOCKS -- 0.2%
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
        800  El Paso Corp.,
               4.990% Cv. Pfd. (b) ............  $  1,026,044
                                                 ------------
             TELECOMMUNICATIONS -- 0.1%
     11,400  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B.........       532,950
                                                 ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS     1,558,994
                                                 ------------
  PRINCIPAL
   AMOUNT
  --------
             CONVERTIBLE BONDS -- 0.8%
             TELECOMMUNICATIONS -- 0.8%
$ 5,000,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08................     4,962,500
                                                 ------------
    SHARES
    ------
             WARRANTS -- 0.1%
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
      3,480  Mirant Corp., Ser. A,
               expire 01/03/11+ ...............        73,776
     38,363  Mirant Corp., Ser. B,
               expire 01/03/11+ ...............       845,521
                                                 ------------
                                                      919,297
                                                 ------------
  PRINCIPAL
   AMOUNT
  --------
             U.S. GOVERNMENT OBLIGATIONS -- 8.4%
$56,090,000  U.S. Treasury Bills,
               4.982% to 5.180%++,
               04/05/07 to 09/06/07............    55,860,397
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $557,739,348)..............  $665,532,482
                                                 ============
------------------
             Aggregate book cost...............  $557,739,348
                                                 ============
             Gross unrealized appreciation.....  $109,874,897
             Gross unrealized depreciation.....    (2,081,763)
                                                 ------------
             Net unrealized appreciation
               (depreciation) .................  $107,793,134
                                                 ============
------------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the Rule 144A security is considered liquid and the market value amounted to $1,026,044 or 0.15% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

      See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                                James E. McKee
PRESIDENT                                      SECRETARY

Agnes Mullady                                  Peter D. Goldstein
TREASURER                                      CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q107SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                                 THE
                                 GABELLI
                                 UTILITIES
                                 FUND






                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.